Transactions with related parties and affiliated entities	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Transactions with related parties and affiliated entities
26.
Transactions with related parties and affiliated entities
(a)
The table below presents the main transactions with related parties and affiliated entities as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023:

	2025	2024
	S/(000)	S/(000)
Assets
Instruments at fair value through profit or loss	353	819
Investments at fair value through other comprehensive income	74,104	72,906
Loans, net (b)	2,272,336	1,805,083
Accounts receivable	105,897	87,889
Other assets	9,606	11,454

Liabilities
Deposits and obligations	1,430,409	1,084,713
Other liabilities	120,612	224,391

Off-balance sheet accounts
Indirect loans (b)	65,778	59,399

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Income (expenses)
Interest and similar income	138,448	117,713	95,604
Rental income	37,685	28,833	25,532
Valuation of financial derivative instruments	—	—	106
Interest and similar expenses	(25,449)	(32,031)	(39,749)
Administrative expenses	(42,530)	(45,320)	(39,897)
Loss on sale of investment properties, Note 7(b)	—	(3,176)	—
Others, net	65,219	61,889	63,626

(b)
As of December 31, 2025 and 2024, the detail of loans is the following:

	2025			2024
	Direct Loans	Indirect Loans	Total	Direct Loans	Indirect Loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Affiliated	1,581,492	15,908	1,597,400	1,502,218	15,731	1,517,949
Associates	690,844	49,870	740,714	302,865	43,668	346,533
	2,272,336	65,778	2,338,114	1,805,083	59,399	1,864,482

(c)
As of December 31, 2025 and 2024, the directors, executives and employees of the Group have been involved in credit transactions with certain subsidiaries of the Group, between the permitted limits by Peruvian law for financial entities. As of December 31, 2025 and 2024, direct loans to employees, directors and executives amounted approximately to S/256,398,000 and S/235,235,000, respectively; said loans are repaid monthly and bear interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with shares of any Subsidiary.

(d)
The Group’s key personnel basic remuneration for the years ended December 31, 2025, 2024 and 2023, is presented below:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Salaries	34,736	32,865	28,325
Board of Directors’ compensations	3,276	3,456	3,151
Total	38,012	36,321	31,476

(e)
As of December 2025 and 2024, the Group holds participation in different mutual funds that are managed by its subsidiary Interfondos, which are classified as investments at fair value through profit or loss for S/184,000 and S/2,364,000, respectively.
(f)
In Management’s opinion, transactions with related companies have been performed under market conditions and within the limits permitted by the SBS.